Share Capital and Additional Paid-In Capital - Schedule of Share Capital and Additional Paid-In Capital (Parentheticals) (Details) - $ / shares		Mar. 31, 2025	Mar. 31, 2024
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Ordinary shares, par value	[1]
Authorized Class A Ordinary shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Ordinary shares, par value	[1]
Authorized Class B Ordinary Shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Ordinary shares, par value	[1]
Class A Ordinary shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Ordinary shares, par value	[1]
Class B Ordinary shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Ordinary shares, par value	[1]

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.